Note 13 - Income Tax - Reconciliation Between Statutory Income Tax Rate and the Effective Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Tax expense at statutory rate
Differences between Cayman and foreign tax rates	449	675	989
Changes in deferred income tax assets and liabilities	(1,249)	1,976	(72)
Adjustments to prior years’ taxes	33	20	23
Changes in valuation allowances for deferred income tax assets	18	13	150
Withholding taxes on repatriation of subsidiary profits	1,669	1,757
Other	138	199	94
Income tax expense	$ 1,058	$ 4,640	$ 1,184